Consolidated Statements of Cash Flows - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows used in operating activities:
Net loss	$ (7,380,536)	$ (9,381,496)	$ (21,462,588)
Fair value adjustment to convertible notes payable			1,250,000
Change in fair value of warrant liability	(77,237)	(77,237)	12,784,329
Stock based compensation	496,724	764,007
Forgiveness of trade payable	(416,000)	(416,000)
Financing expense			275,000
Amortization of intangibles	78,032	104,043	104,043
Increase in accrued interest and financing expense	402,411	714,081	696,799
Unrealized gain and accrued interest on investments	(12,079)	(93,779)
Changes in assets and liabilities:
Increase in accounts payable and accrued expenses	(148,493)	(217,806)	1,347,801
Decrease in prepaid expenses & other assets	518,788	123,455	(715,474)
Net cash used in operating activities	(6,538,390)	(8,480,732)	(5,720,090)
Cash flows used in investing activities:
Purchase of investments	(9,899,121)	(9,899,121)
Payment for license acquisition	(250,000)	(250,000)	(625,000)
Net cash used in investing activities	(10,149,121)	(10,149,121)	(625,000)
Cash flows provided by financing activities:
Payments of offering costs			141,338
Payments of deferred loan costs		42,045	(50,000)
Increase in due to officers			139,285
Payment of amounts due to officers	(449,999)	(599,999)	(304,466)
Proceeds from issuance of "Bridge Notes", net			3,475,000
Payment of interest on "Bridge Notes"		(311,670)
Proceeds from sale of equity securities, net	14,904,569	14,877,332	10,102,874
Net cash provided by financing activities	14,454,570	14,007,708	13,504,031
Net change in cash and cash equivalents:	(2,232,941)	(4,622,145)	7,158,941
Cash and cash equivalents - beginning of period	7,482,773	7,482,773	323,832
Cash and cash equivalents - end of period	5,249,832	2,860,628	7,482,773
Supplemental information - Non cash items:
Interest paid			393,611
Exchange of "2020 Notes" for Ordinary shares			1,213,313
Exchange of "Bridge Notes" for Ordinary shares			5,000,000
Reclassification of warrant liability to equity upon issuance of "Exchange warrants"	296,362	296,362	$ 12,410,730
Deemed dividend on warrant modification	65,266	65,266
Offering expenses associated with warrant modification	491,601	491,601
Settlement of accrued expenses	$ 193,537	$ 193,537